Average Annual Total Returns - Class P3 Shares - Voya Short Term Bond Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 1 Yr		Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 5 Yrs	Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 10 Yrs	Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index Since Inception
Total	4.08%			4.12%	Jun. 01, 2018	2.82%			2.79%	2.28%			2.53%	3.33%	[1]	[1]	[1]	3.49%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.